Deposits for Plant, Property and Equipment (Details) - Schedule of the deposits for plant, property and equipment - USD ($)		6 Months Ended
		Dec. 31, 2021	Jun. 30, 2021
Schedule of the deposits for plant, property and equipment [Abstract]
Deposits for plant		$ 572,768	$ 1,006,234
Deposits for modular data centers	[1]	69,280,821	8,629,005
Total		$ 69,853,589	$ 9,635,239

[1]	As of December 31, 2021 and June 30, 2021, the Company had deposits for modular data centers of $69,280,821 and $8,629,005, respectively. These modular data centers will be used for the Company’s blockchain business. The Company expect to receive these equipment once its plant completed construction.